Segmented Information (Tables)	12 Months Ended
Dec. 31, 2020
Segmented Information [abstract]
Schedule of Segmented Information

	Year ended December 31, 2020
	Corporate	Bateas	Cuzcatlan	Mansfield	Total
Revenues from external customers	$-	$67,643	$191,026	$20,297	$278,966
Cost of sales before depreciation and depletion	-	(40,056)	(76,459)	(8,452)	(124,967)
Depreciation and depletion in cost of sales	-	(14,301)	(27,856)	(1,621)	(43,778)
General and administration	(23,141)	(3,891)	(8,054)	-	(35,086)
Other income (expenses)	42	(1,215)	(3,742)	(12,982)	(17,897)
Finance items	(1,689)	(698)	(104)	4,208	1,717
Segment (loss) profit before taxes	(24,788)	7,482	74,811	1,450	58,955
Income taxes	(3,841)	(4,312)	(28,926)	(323)	(37,402)
Segment (loss) profit after taxes	$(28,629)	$3,170	$45,885	$1,127	$21,553

	Year ended December 31, 2019
	Corporate	Bateas	Cuzcatlan	Mansfield	Total
Revenues from external customers	$-	$72,882	$184,305	$-	$257,187
Cost of sales before depreciation and depletion	-	(44,829)	(83,419)	-	(128,248)
Depreciation and depletion in cost of sales	-	(13,621)	(30,737)	-	(44,358)
General and administration	(17,438)	(4,569)	(7,798)	-	(29,805)
Other income (expenses)	(4,402)	(664)	(1,928)	(13,588)	(20,582)
Finance items	(80)	(1,552)	385	11,024	9,777
Segment (loss) profit before taxes	(21,920)	7,647	60,808	(2,564)	43,971
Income taxes	(511)	(2,761)	(18,032)	1,129	(20,175)
Segment (loss) profit after taxes	$(22,431)	$4,886	$42,776	$(1,435)	$23,796

	December 31, 2020
	Corporate	Bateas	Cuzcatlan	Mansfield	Total
Total assets	$27,328	$125,286	$280,602	$622,122	$1,055,338
Total liabilities	$186,708	$42,710	$49,500	$50,650	$329,568
Capital expenditures	$122	$6,927	$15,801	$71,865	$94,715

	December 31, 2019
	Corporate	Bateas	Cuzcatlan	Mansfield	Total
Total assets	$60,134	$116,501	$252,100	$507,330	$936,065
Total liabilities	$162,210	$36,747	$42,264	$59,418	$300,639
Capital expenditures	$1,333	$11,845	$14,046	$211,413	$238,637